INFORMATION ABOUT COMPONENTS OF EQUITY - Parent company investment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
INFORMATION ABOUT COMPONENTS OF EQUITY
Capital contributions	$ 294,041	$ 1,572,235
Intangible contributed	623,022	2,105,616
Preferred shares contributed		3,331,534
Incorporation of financial debt	(15,475,410)	(5,000,000)
Recognized contribution	$ (14,558,347)	$ 2,009,385